Goodwill And Intangible Assets, Net (Tables)	3 Months Ended	6 Months Ended	12 Months Ended
	Oct. 31, 2015	Jan. 31, 2016	Jul. 31, 2015
Goodwill And Intangible Assets, Net
Goodwill and intangible assets, net consist of the following:

	July 31, 2015			July 31, 2014
	Gross Carrying Amount	Accumulated Amortization	Net	Gross Carrying Amount	Accumulated Amortization	Net
Goodwill, net	$478,747	$—	$478,747	$273,210	$—	$273,210

Intangible assets, net
Amortized intangible assets
Customer related	$807,122	$(349,719)	$457,403	$500,100	$(322,277)	$177,823
Non-compete agreements	53,711	(18,730)	34,981	63,933	(43,120)	20,813
Permits and favorable lease arrangements	16,952	(1,173)	15,779	10,683	(119)	10,564
Other	9,182	(5,497)	3,685	9,177	(4,592)	4,585
	886,967	(375,119)	511,848	583,893	(370,108)	213,785

Unamortized intangible assets
Trade names & trademarks	68,195		68,195	62,386		62,386
Total intangible assets, net	$955,162	$(375,119)	$580,043	$646,279	$(370,108)	$276,171

Schedule of Goodwill Rollforward
Changes in the carrying amount of goodwill, by reportable segment, are as follows:

	Propane and related equipment sales	Midstream operations - water solutions	Midstream operations - crude oil logistics	Total
Balance at July 31, 2015	$256,120	$29,316	$193,311	$478,747
Acquisitions	—	—	—	—
Revisions to acquisition accounting	—	—	10,184	10,184
Impairment	—	(29,316)	—	(29,316)
Balance at October 31, 2015	$256,120	$—	$203,495	$459,615

Changes in the carrying amount of goodwill, by reportable segment, are as follows:

	Propane and related equipment sales	Midstream operations - water solutions	Midstream operations - crude oil logistics	Total
Balance at July 31, 2015	$256,120	$29,316	$193,311	$478,747
Acquisitions	—	—	1,892	1,892
Measurement period adjustments	—	—	(5,649)	(5,649)
Dispositions	(15)	—	—	(15)
Impairment	—	(29,316)	—	(29,316)
Balance at January 31, 2016	$256,105	$—	$189,554	$445,659

Changes in the carrying amount of goodwill, by reportable segment, are as follows:

	Propane and related equipment sales	Midstream operations - water solutions	Midstream operations - crude oil logistics	Total
Balance July 31, 2013	$253,362	$—	$—	$253,362
Acquisitions	2,922	16,957	—	19,879
Other	(31)	—	—	(31)
Balance July 31, 2014	256,253	16,957	—	273,210
Acquisitions	—	12,359	193,311	205,670
Other	(133)	—	—	(133)
Balance July 31, 2015	$256,120	$29,316	$193,311	$478,747

Schedule Of Aggregate Amortization Expense

Aggregate amortization expense related to intangible assets, net:
For the year ended July 31,
2015	$34,585
2014	23,490
2013	21,725

Schedule Of Estimated Amortization Expense

Estimated amortization expense:
For the year ended July 31,
2016	$61,788
2017	61,212
2018	57,546
2019	51,297
2020	45,588